Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,964,000
Previously Paid Amount	0
Total Fee Amount	1,376.03
Total Offset Amount	0
Net Fee	$ 1,376.03